Consolidated Valuation Accounts	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
Consolidated Valuation Accounts

Schedule II

WEST CORPORATION AND SUBSIDIARIES

CONSOLIDATED VALUATION ACCOUNTS

THREE YEARS ENDED DECEMBER 31, 2013

Description (amounts in thousands)	Balance Beginning of Year	Reserves Obtained in Acquisitions	Additions- Charged (Credited) to Cost and Expenses	Deductions- Amounts Charged-Off	Balance End of Year
December 31, 2013—Allowance for doubtful accounts—Accounts receivable	$10,439	$—	$2,248	$(2,878)	$9,809

December 31, 2012—Allowance for doubtful accounts—Accounts receivable	$11,627	$—	$1,483	$(2,671)	$10,439

December 31, 2011—Allowance for doubtful accounts—Accounts receivable	$10,481	$374	$2,762	$(1,990)	$11,627

	Balance Beginning of Year	Valuation Allowance Obtained in Acquisitions	Additions	Deductions	Balance End of Year
December 31, 2013—Allowance for deferred income tax asset valuation	$112,626	$—	$984	$(3,933)	$109,677

December 31, 2012—Allowance for deferred income tax asset valuation	$114,686	$—	$—	$(2,060)	$112,626

December 31, 2011—Allowance for deferred income tax asset valuation	$119,684	$560	$70	$(5,628)	$114,686